ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments
May 31, 2025 (Unaudited)

MUNICIPAL BONDS - 97.2%	Par	Value
Alabama - 2.0%
Alabama Economic Settlement Authority, 4.00%, 09/15/2033	$65,000	$63,415
Alabama Federal Aid Highway Finance Authority, 5.00%, 09/01/2036	50,000	51,080
Alabama Public School and College Authority, 5.00%, 11/01/2027	35,000	36,711
Black Belt Energy Gas District
5.50%, 06/01/2049 (a)	20,000	20,890
4.00%, 10/01/2049 (a)	215,000	214,825
4.00%, 12/01/2049 (a)	310,000	309,277
4.00%, 06/01/2051 (a)	125,000	123,311
4.00%, 07/01/2052 (a)	20,000	19,935
4.00%, 10/01/2052 (a)	80,000	79,641
4.00%, 12/01/2052 (a)	510,000	498,734
5.50%, 11/01/2053 (a)	30,000	31,208
5.25%, 01/01/2054 (a)	10,000	10,468
5.00%, 03/01/2055 (a)	100,000	104,606
5.25%, 05/01/2055 (a)	20,000	21,037
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2030	85,000	91,167
5.00%, 10/01/2031	175,000	189,060
Houston County Health Care Authority, 5.00%, 10/01/2030	135,000	135,326
Industrial Development Board of the City of Mobile Alabama, 1.00%, 06/01/2034 (a)	1,075,000	1,072,936
Southeast Energy Authority A Cooperative District, 5.00%, 05/01/2053 (a)	180,000	184,234
Tuscaloosa City Board of Education, 5.00%, 08/01/2041	15,000	15,316
		3,273,177

Alaska - 0.0%(b)
State of Alaska, 5.00%, 08/01/2029	10,000	10,773

Arizona - 0.8%
Chandler Industrial Development Authority, 3.80%, 12/01/2035 (a)	135,000	135,551
City of Glendale AZ, 5.00%, 07/01/2026	15,000	15,312
City of Mesa AZ Utility System Revenue, 4.00%, 07/01/2034	75,000	75,735
City of Phoenix AZ, 5.00%, 07/01/2025	275,000	274,726
Gilbert Water Resource Municipal Property Corp., 5.00%, 07/15/2031	20,000	22,195
Industrial Development Authority of the County of Pima, 5.00%, 04/01/2031	270,000	286,993
Maricopa County Industrial Development Authority, 5.00%, 01/01/2033	190,000	193,563
Maricopa County Special Health Care District, 5.00%, 07/01/2030	40,000	43,068
Maricopa County Union High School District No 210-Phoenix, 5.00%, 07/01/2027	20,000	20,851
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2030	45,000	47,064
5.00%, 01/01/2031	20,000	20,895
5.00%, 01/01/2032	195,000	217,704
Salt Verde Financial Corp., 5.00%, 12/01/2032	10,000	10,497
State of Arizona, 5.00%, 10/01/2028	30,000	31,963
		1,396,117

Arkansas - 0.1%
City of Fayetteville AR Sales & Use Tax Revenue, 2.88%, 11/01/2032	245,000	240,533

California - 7.9%
Alameda Corridor Transportation Authority, 0.00%, 10/01/2034 (c)	20,000	13,812
Alameda County Joint Powers Authority, 5.00%, 12/01/2032	20,000	22,784
Anaheim Housing & Public Improvements Authority, 5.00%, 10/01/2033	20,000	21,667
Anaheim Public Financing Authority
0.00%, 09/01/2027 (c)	20,000	18,545
0.00%, 09/01/2028 (c)	85,000	76,159
0.00%, 09/01/2031 (c)	210,000	168,467
0.00%, 09/01/2032 (c)	150,000	115,541
0.00%, 09/01/2033 (c)	20,000	14,754
Bay Area Toll Authority
4.00%, 04/01/2029	35,000	35,378
4.00%, 04/01/2032	185,000	185,210
Bay Area Water Supply & Conservation Agency, 5.00%, 10/01/2027	15,000	15,767
Beverly Hills Unified School District CA, 0.00%, 08/01/2033 (c)	130,000	98,597
California Community Choice Financing Authority
4.00%, 02/01/2052 (a)	40,000	39,450
4.00%, 10/01/2052 (a)	85,000	84,730
5.00%, 07/01/2053 (a)	20,000	20,746
5.00%, 12/01/2053 (a)	255,000	263,331
California Health Facilities Financing Authority
5.00%, 12/01/2028	65,000	68,097
5.00%, 12/01/2031	110,000	118,398
5.00%, 08/15/2032	20,000	20,287
4.00%, 03/01/2033	65,000	63,467
5.00%, 11/15/2033	20,000	22,670
3.00%, 08/15/2054 (a)	855,000	852,453
California Infrastructure & Economic Development Bank, 5.00%, 10/01/2026	85,000	87,541
5.00%, 01/01/2028	15,000	15,703
5.00%, 06/01/2028	75,000	80,023
California Infrastructure & Economic Development Bank, 5.00%, 10/01/2028	265,000	277,185
5.00%, 10/01/2031	20,000	22,602
5.00%, 04/01/2033	80,000	91,876
4.00%, 10/01/2045	35,000	35,560
3.00%, 10/01/2047 (a)	200,000	197,634
California State Public Works Board
5.00%, 10/01/2029	20,000	20,789
5.00%, 02/01/2030	25,000	27,166
5.00%, 09/01/2033	135,000	151,791
California State University
5.00%, 11/01/2027	20,000	20,881
3.00%, 11/01/2033	60,000	56,682
3.13%, 11/01/2051 (a)	150,000	149,418
California Statewide Communities Development Authority
4.13%, 03/01/2034	195,000	190,902
5.00%, 04/01/2036 (a)	40,000	42,972
California Statewide Communities Development Authority, 5.00%, 04/01/2038 (a)	40,000	42,971
5.00%, 04/01/2045 (a)	45,000	48,343
5.00%, 04/01/2046 (a)	70,000	75,200
City & County of San Francisco CA
5.00%, 06/15/2027	20,000	20,918
5.00%, 06/15/2028	70,000	74,722
5.00%, 04/01/2029	20,000	21,561
City of Los Angeles Department of Airports, 5.00%, 05/15/2031	25,000	27,238
City of San Francisco CA Public Utilities Commission Water Revenue, 5.00%, 11/01/2032	95,000	97,213
Coast Community College District
0.00%, 08/01/2028 (c)	20,000	18,131
4.50%, 08/01/2039	100,000	103,875
County of San Bernardino CA, 5.00%, 10/01/2027	35,000	36,789
East Side Union High School District, 5.00%, 08/01/2031	70,000	78,222
Foothill-Eastern Transportation Corridor Agency, 0.00%, 01/01/2028 (c)	45,000	41,619
Glendale Community College District, 5.25%, 08/01/2041	40,000	42,176
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2028 (c)	100,000	91,070
5.00%, 06/01/2034	20,000	19,950
Golden State Tobacco Securitization Corp., 5.00%, 06/01/2040	100,000	99,750
5.00%, 06/01/2045	55,000	54,863
Grossmont Union High School District, 0.00%, 08/01/2032 (c)	120,000	94,140
Kern High School District, 5.00%, 08/01/2033	20,000	23,003
Long Beach Bond Finance Authority, 5.00%, 11/15/2029	70,000	72,873
Los Angeles Community College District, 5.00%, 08/01/2029	40,000	43,436
Los Angeles County Development Authority, 3.38%, 01/01/2046 (a)	25,000	24,867
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.00%, 06/01/2026	180,000	183,716
5.00%, 06/01/2032	155,000	173,519
Los Angeles Department of Water & Power
5.00%, 07/01/2026	200,000	202,660
5.00%, 07/01/2027	30,000	30,853
5.00%, 07/01/2029	45,000	47,430
5.00%, 07/01/2032	150,000	156,115
5.00%, 07/01/2033	30,000	32,610
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2028	65,000	67,719
5.00%, 07/01/2029	25,000	26,350
Los Angeles Unified School District
5.00%, 07/01/2026	30,000	30,646
5.00%, 07/01/2028	20,000	21,269
5.00%, 07/01/2029	15,000	15,743
5.00%, 07/01/2030	25,000	27,457
3.00%, 07/01/2031	175,000	169,874
5.00%, 07/01/2031	1,250,000	1,394,518
5.00%, 07/01/2034	20,000	22,563
Los Angeles Unified School District, 5.00%, 10/01/2034	20,000	22,613
Marin Community College District
4.00%, 08/01/2041	35,000	35,741
5.00%, 08/01/2041	20,000	20,494
Metropolitan Water District of Southern California
5.00%, 07/01/2027	45,000	47,231
5.00%, 07/01/2029	70,000	76,618
Metropolitan Water District of Southern California, 5.00%, 07/01/2031	95,000	106,256
M-S-R Energy Authority, 7.00%, 11/01/2034	425,000	499,384
Municipal Improvement Corp. of Los Angeles
5.00%, 05/01/2027	105,000	108,691
5.00%, 11/01/2028	190,000	194,425
4.00%, 11/01/2033	35,000	34,529
New Haven Unified School District
0.00%, 08/01/2033 (c)	175,000	132,196
0.00%, 08/01/2034 (c)	30,000	21,673
Northern California Power Agency, 5.00%, 07/01/2030	170,000	188,912
Northern California Sanitation Agencies Financing Authority, 5.00%, 12/01/2029	85,000	93,432
Poway Unified School District, 0.00%, 08/01/2032 (c)	25,000	19,575
Rancho Santiago Community College District, 0.00%, 09/01/2030 (c)	50,000	42,114
Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2033	45,000	49,912
Sacramento Municipal Utility District, 5.00%, 08/15/2026	20,000	20,481
San Diego Community College District
5.00%, 08/01/2026	20,000	20,498
5.00%, 08/01/2030	60,000	61,481
5.00%, 08/01/2031	20,000	20,494
San Diego County Regional Transportation Commission
5.00%, 04/01/2030	15,000	16,571
5.00%, 04/01/2034	20,000	22,835
San Diego County Water Authority
5.00%, 05/01/2028	20,000	21,218
San Diego County Water Authority, 5.00%, 05/01/2030	230,000	253,323
San Francisco City & County Public Utilities Commission Wastewater Revenue
5.00%, 10/01/2029	65,000	71,048
5.00%, 10/01/2031	20,000	22,503
5.00%, 10/01/2034	20,000	22,452
San Joaquin Hills Transportation Corridor Agency
0.00%, 01/15/2032 (c)	20,000	15,466
4.00%, 01/15/2034	30,000	30,403
San Jose Redevelopment Agency Successor Agency, 5.00%, 08/01/2034	70,000	72,339
San Mateo County Community College District, 0.00%, 09/01/2033 (c)	25,000	18,835
Santa Clara Unified School District, 5.00%, 07/01/2031	20,000	22,529
Santa Clara Valley Transportation Authority, 5.00%, 04/01/2034	35,000	39,805
Santa Clara Valley Water District Safe Clean Water Revenue, 5.00%, 12/01/2026	160,000	164,907
Southern California Public Power Authority
5.00%, 07/01/2027	15,000	15,439
5.00%, 07/01/2029	20,000	21,088
5.00%, 07/01/2031	40,000	43,035
0.65%, 07/01/2040 (a)	25,000	24,886
State of California
5.00%, 09/01/2028	30,000	31,996
5.00%, 11/01/2028	155,000	165,785
3.00%, 09/01/2029	85,000	83,889
5.00%, 10/01/2029	20,000	21,690
3.25%, 09/01/2031	20,000	19,623
5.00%, 11/01/2031	130,000	135,337
5.00%, 03/01/2032	1,000,000	1,119,796
3.50%, 09/01/2032	130,000	128,472
3.00%, 09/01/2033	105,000	101,082
5.00%, 08/01/2034	20,000	22,633
State of California Department of Water Resources
5.00%, 12/01/2028	185,000	199,499
5.00%, 12/01/2030	210,000	234,275
5.00%, 12/01/2031	305,000	339,538
5.00%, 12/01/2032	35,000	38,848
5.00%, 12/01/2033	30,000	31,629
5.00%, 12/01/2034	20,000	22,657
5.00%, 12/01/2035	20,000	21,652
University of California, 5.00%, 05/15/2029	80,000	84,769
5.00%, 05/15/2031	20,000	22,084
4.00%, 05/15/2033	50,000	50,011
5.00%, 05/15/2034	20,000	22,599
Ventura County Community College District, 3.13%, 08/01/2031	35,000	34,597
Yosemite Community College District, 0.00%, 08/01/2031 (c)	20,000	16,244
		13,329,144

Colorado - 1.8%
Adams & Arapahoe Joint School District 28J Aurora
5.00%, 12/01/2030	60,000	61,300
5.00%, 12/01/2032	70,000	71,393
City & County of Denver CO, 5.00%, 12/01/2032	35,000	39,023
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2027	35,000	36,586
City & County of Denver CO Airport System Revenue, 5.00%, 11/15/2032	585,000	619,133
City of Aurora CO Water Revenue
5.00%, 08/01/2034	115,000	117,560
5.00%, 08/01/2035	70,000	71,558
5.00%, 08/01/2036	20,000	20,445
5.00%, 08/01/2041	220,000	224,896
Colorado Bridge & Tunnel Enterprise
5.00%, 12/01/2030	20,000	22,043
5.00%, 12/01/2033	150,000	169,363
Colorado Health Facilities Authority
5.00%, 08/01/2025	25,000	24,996
5.00%, 08/01/2026	205,000	208,430
5.00%, 01/01/2027	35,000	36,030
Colorado Health Facilities Authority, 5.00%, 08/01/2028	75,000	78,691
5.00%, 05/15/2032	20,000	22,042
3.13%, 09/01/2042	105,000	104,846
5.00%, 11/15/2049 (a)	65,000	66,212
5.00%, 11/15/2057 (a)	20,000	21,924
Denver City & County School District No 1
4.00%, 12/01/2027	130,000	133,530
5.00%, 12/01/2034	20,000	22,761
Douglas County School District No Re-1 Douglas & Elbert Counties
5.00%, 12/15/2026	40,000	41,250
5.00%, 12/15/2028	35,000	37,415
Regional Transportation District Sales Tax Revenue
5.00%, 11/01/2026	45,000	46,281
5.00%, 11/01/2027	85,000	89,195
5.00%, 11/01/2029	25,000	27,136
5.00%, 11/01/2031	40,000	44,506
5.00%, 11/01/2033	10,000	10,324
State of Colorado
5.00%, 12/15/2025	95,000	95,699
State of Colorado, 5.00%, 12/15/2026	280,000	287,686
5.00%, 12/15/2027	40,000	41,974
5.00%, 12/15/2031	20,000	22,131
5.00%, 03/15/2032	95,000	97,279
		3,013,638

Connecticut - 1.3%
Connecticut State Health & Educational Facilities Authority
5.00%, 07/01/2029	160,000	172,421
2.80%, 07/01/2057 (a)	20,000	19,798
State of Connecticut
5.00%, 09/15/2026	420,000	429,830
4.00%, 01/15/2033	20,000	20,403
State of Connecticut Special Tax Revenue
5.00%, 05/01/2027	20,000	20,779
5.00%, 07/01/2027	125,000	130,240
5.00%, 05/01/2031	65,000	70,581
5.00%, 07/01/2033	1,200,000	1,349,556
		2,213,608

Delaware - 0.5%
Delaware Transportation Authority, 5.00%, 07/01/2028	140,000	148,843
State of Delaware
5.00%, 01/01/2027	81,000	83,587
5.00%, 02/01/2027	105,000	108,549
5.00%, 01/01/2028	150,000	158,139
5.00%, 05/01/2028	70,000	74,277
5.00%, 01/01/2029	105,000	112,768
5.00%, 05/01/2029	55,000	59,396
5.00%, 02/01/2031	30,000	33,320
5.00%, 03/01/2031	35,000	38,919
5.00%, 05/01/2033	40,000	45,396
		863,194

District of Columbia - 2.2%
District of Columbia
5.00%, 10/15/2025	290,000	291,461
5.00%, 06/01/2026	180,000	179,809
5.00%, 01/01/2027	35,000	36,101
5.00%, 06/01/2027	45,000	46,749
5.00%, 08/01/2027	1,015,000	1,061,254
5.00%, 10/15/2028	250,000	266,197
5.00%, 12/01/2028	20,000	21,285
5.00%, 01/01/2029	45,000	48,044
5.00%, 10/15/2029	90,000	96,409
5.00%, 01/01/2030	55,000	59,575
5.00%, 12/01/2032	90,000	100,536
5.00%, 06/01/2033	10,000	10,238
5.00%, 10/15/2033	285,000	300,580
5.00%, 12/01/2033	45,000	50,560
District of Columbia Income Tax Revenue
5.00%, 10/01/2026	105,000	107,790
District of Columbia Income Tax Revenue, 5.00%, 03/01/2027	40,000	41,442
5.00%, 10/01/2028	195,000	207,504
5.00%, 03/01/2029	20,000	21,407
5.00%, 10/01/2029	30,000	32,383
5.00%, 12/01/2029	25,000	27,049
5.00%, 03/01/2030	80,000	86,846
5.00%, 10/01/2030	55,000	60,166
5.00%, 03/01/2031	60,000	64,155
5.00%, 10/01/2031	50,000	55,310
District of Columbia Water & Sewer Authority, 5.00%, 10/01/2034	100,000	113,052
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 0.00%, 10/01/2032 (c)	30,000	22,426
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2027	20,000	20,821
Washington Metropolitan Area Transit Authority Dedicated Revenue, 5.00%, 07/15/2028	155,000	164,282
5.00%, 07/15/2031	50,000	55,047
5.00%, 07/15/2032	20,000	22,214
		3,670,692

Florida - 4.6%
Brevard County School District, 5.00%, 07/01/2029	110,000	117,883
Central Florida Expressway Authority
5.00%, 07/01/2027	770,000	803,656
5.00%, 07/01/2030	20,000	21,847
5.00%, 07/01/2031	40,000	43,883
5.00%, 07/01/2032	70,000	76,709
City of Jacksonville FL, 5.00%, 10/01/2026	90,000	92,213
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2028	110,000	114,714
5.00%, 10/01/2029	15,000	15,565
5.00%, 10/01/2032	40,000	44,713
Florida Department of Management Services
5.00%, 11/01/2027	45,000	47,039
5.00%, 11/01/2028	365,000	387,950
Florida Municipal Power Agency, 5.00%, 10/01/2027	85,000	86,633
Hillsborough County Industrial Development Authority, 5.00%, 11/15/2029	1,185,000	1,275,831
Hillsborough County School Board
5.00%, 07/01/2028	15,000	15,480
5.00%, 07/01/2029	355,000	379,175
JEA Electric System Revenue, 5.00%, 10/01/2027	725,000	759,440
JEA Water & Sewer System Revenue, 5.00%, 10/01/2026	45,000	46,196
5.00%, 10/01/2028	220,000	229,277
5.00%, 10/01/2030	20,000	21,858
Lee County Industrial Development Authority, 5.00%, 04/01/2029	20,000	21,129
Orlando Utilities Commission, 5.00%, 10/01/2026	30,000	30,762
Polk County Housing Finance Authority, 4.15%, 12/01/2040 (a)	65,000	65,376
Sarasota County School Board
5.00%, 07/01/2026	15,000	15,292
5.00%, 07/01/2028	45,000	47,583
5.00%, 07/01/2033	45,000	50,110
School Board of Miami-Dade County
4.00%, 08/01/2029	50,000	49,906
5.00%, 02/01/2031	20,000	20,136
3.25%, 02/01/2033	290,000	280,166
School District of Broward County
5.00%, 07/01/2028	30,000	31,632
5.00%, 07/01/2033	20,000	21,326
State of Florida
5.00%, 06/01/2026	70,000	71,334
State of Florida, 5.00%, 06/01/2028	1,190,000	1,215,603
5.00%, 06/01/2029	20,000	21,565
5.00%, 06/01/2030	105,000	114,872
5.00%, 07/01/2030	105,000	115,110
State of Florida, 5.00%, 06/01/2031	60,000	66,532
State of Florida, 5.00%, 06/01/2033	400,000	451,524
State of Florida Department of Transportation Turnpike System Revenue
5.00%, 07/01/2028	20,000	21,190
5.00%, 07/01/2034	25,000	28,054
State of Florida Lottery Revenue, 5.00%, 07/01/2028	100,000	105,982
Tampa Bay Water, 6.00%, 10/01/2029	300,000	331,029
		7,756,275

Georgia - 2.4%
Bartow County Development Authority
3.95%, 12/01/2032 (a)	90,000	90,957
2.88%, 08/01/2043 (a)	135,000	134,384
City of Atlanta GA Water & Wastewater Revenue, 5.00%, 11/01/2033	20,000	20,987
Columbus Medical Center Hospital Authority, 5.00%, 07/01/2054 (a)	105,000	107,770
Development Authority of Burke County, 3.80%, 10/01/2032 (a)	185,000	185,197
Development Authority of Monroe County, 3.88%, 10/01/2048 (a)	30,000	29,979
Georgia Ports Authority, 5.00%, 07/01/2031	20,000	22,174
Georgia State Road & Tollway Authority, 5.00%, 06/01/2030	165,000	180,193
Griffin-Spalding County School System
5.00%, 09/01/2027	15,000	15,676
5.00%, 09/01/2028	160,000	170,286
Gwinnett County Water & Sewerage Authority, 5.00%, 08/01/2029	60,000	64,957
Main Street Natural Gas, Inc.
5.50%, 09/15/2027	55,000	57,011
4.00%, 03/01/2050 (a)	60,000	59,985
4.00%, 07/01/2052 (a)	20,000	19,945
Municipal Electric Authority of Georgia, 5.00%, 01/01/2034	30,000	32,412
Private Colleges & Universities Authority, 5.00%, 09/01/2032	1,645,000	1,842,296
State of Georgia, 5.00%, 07/01/2028	455,000	470,985
5.00%, 07/01/2029	40,000	43,281
3.00%, 02/01/2030	35,000	34,874
5.00%, 07/01/2030	40,000	42,291
5.00%, 02/01/2031	40,000	41,133
State of Georgia, 5.00%, 07/01/2031	275,000	292,899
2.50%, 02/01/2033	25,000	22,944
		3,982,616

Hawaii - 1.1%
City & County Honolulu HI Wastewater System Revenue, 5.00%, 07/01/2030	1,000,000	1,016,568
City & County of Honolulu HI, 5.00%, 03/01/2028	165,000	174,113
5.00%, 09/01/2028	30,000	31,938
5.00%, 11/01/2028	55,000	58,716
5.00%, 03/01/2029	55,000	59,030
5.00%, 09/01/2029	20,000	21,090
City & County of Honolulu HI, 5.00%, 03/01/2031	115,000	125,223
State of Hawaii
5.00%, 01/01/2031	150,000	156,714
4.00%, 05/01/2031	20,000	20,207
4.00%, 10/01/2031	55,000	55,095
3.00%, 04/01/2032	85,000	81,130
3.00%, 04/01/2035	60,000	54,246
		1,854,070

Idaho - 0.2%
Idaho Housing & Finance Association, 5.00%, 08/15/2030	200,000	219,328
Idaho State Building Authority, 5.00%, 06/01/2026	80,000	81,430
		300,758

Illinois - 10.3%
Chicago Board of Education
5.50%, 12/01/2026	10,000	10,108
Chicago Board of Education, 0.00%, 12/01/2028 (c)	225,000	194,929
Chicago Board of Education, 0.00%, 12/01/2029 (c)	170,000	140,948
Chicago Board of Education, 0.00%, 12/01/2030 (c)	290,000	230,060
Chicago Midway International Airport
5.00%, 01/01/2027	15,000	15,460
5.00%, 01/01/2028	20,000	20,993
5.00%, 01/01/2033	70,000	77,689
5.00%, 01/01/2034	15,000	16,549
Chicago O'Hare International Airport, 5.00%, 01/01/2034	50,000	53,098
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2027	20,000	20,519
5.00%, 06/01/2029	70,000	73,480
Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/01/2029	940,000	1,005,301
City of Chicago IL
5.00%, 01/01/2029	270,000	279,567
5.00%, 01/01/2032	140,000	145,815
4.00%, 01/01/2035	105,000	100,558
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2030	180,000	193,457
5.00%, 01/01/2031	560,000	610,405
5.00%, 01/01/2032	105,000	115,254
5.00%, 01/01/2033	140,000	152,415
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028	20,000	20,329
5.00%, 11/01/2031	455,000	498,752
5.00%, 11/01/2032	175,000	190,510
City of Springfield IL Electric Revenue, 5.00%, 03/01/2035	20,000	21,850
Cook Kane Lake & McHenry Counties Community College District No 512, 4.00%, 12/15/2029	20,000	20,400
County of Will IL, 5.00%, 11/15/2041	20,000	20,132
Illinois Finance Authority
5.00%, 01/01/2027	30,000	30,897
5.00%, 07/01/2027	335,000	345,184
5.00%, 02/15/2029	30,000	30,729
5.00%, 04/01/2030	1,000,000	1,081,084
5.00%, 07/01/2031	110,000	112,668
Illinois Finance Authority, 5.00%, 04/01/2032	50,000	54,957
5.00%, 04/01/2033	1,170,000	1,293,513
3.75%, 02/15/2034	65,000	65,685
4.00%, 01/01/2040	25,000	25,384
Illinois Sports Facilities Authority, 5.00%, 06/15/2029	20,000	20,986
Illinois State Toll Highway Authority
5.00%, 01/01/2027	85,000	87,741
5.00%, 01/01/2029	30,000	32,029
5.00%, 01/01/2030	265,000	287,043
4.00%, 12/01/2031	20,000	19,965
Kendall Kane & Will Counties Community Unit School District No 308, 5.00%, 02/01/2029	125,000	132,065
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2030 (c)	70,000	57,093
0.00%, 12/15/2030 (c)	70,000	55,889
0.00%, 06/15/2031 (c)	140,000	109,256
0.00%, 12/15/2031 (c)	20,000	15,256
0.00%, 06/15/2032 (c)	80,000	59,620
0.00%, 12/15/2032 (c)	35,000	25,461
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2030	110,000	112,157
5.25%, 12/01/2033	80,000	91,608
Regional Transportation Authority
5.00%, 07/01/2026	20,000	20,366
5.75%, 06/01/2029	90,000	96,632
Sales Tax Securitization Corp., 5.00%, 01/01/2027	115,000	117,740
Sales Tax Securitization Corp., 5.00%, 01/01/2028	105,000	109,396
5.00%, 01/01/2029	15,000	15,827
Sales Tax Securitization Corp., 5.00%, 01/01/2030	345,000	368,215
5.00%, 01/01/2032	285,000	309,322
Sales Tax Securitization Corp., 5.00%, 01/01/2033	175,000	192,185
Sales Tax Securitization Corp., 5.00%, 01/01/2034	90,000	97,450
State of Illinois
5.00%, 10/01/2025	15,000	15,048
5.00%, 11/01/2025	50,000	50,246
5.00%, 12/01/2025	15,000	15,092
5.50%, 05/01/2026	490,000	498,691
State of Illinois, 5.00%, 10/01/2026	1,045,000	1,066,395
5.00%, 03/01/2027	20,000	20,521
5.00%, 05/01/2027	770,000	791,901
5.00%, 10/01/2027	185,000	191,238
5.00%, 11/01/2027	75,000	77,851
5.00%, 12/01/2027	20,000	20,763
5.00%, 02/01/2028	20,000	20,743
4.00%, 03/01/2028	20,000	20,302
5.00%, 03/01/2028	20,000	20,768
5.00%, 07/01/2028	105,000	109,406
5.00%, 10/01/2028	70,000	73,130
5.00%, 11/01/2028	385,000	396,911
5.00%, 02/01/2029	15,000	15,307
State of Illinois, 5.00%, 03/01/2029	40,000	41,962
5.00%, 10/01/2029	15,000	15,824
5.25%, 10/01/2029	75,000	79,864
5.00%, 12/01/2029	40,000	42,435
4.00%, 02/01/2030	40,000	40,012
State of Illinois, 5.00%, 03/01/2030	75,000	79,421
State of Illinois, 5.00%, 05/01/2030	115,000	121,740
5.50%, 05/01/2030	130,000	136,643
5.00%, 07/01/2030	55,000	58,411
5.00%, 10/01/2030	20,000	21,283
5.00%, 02/01/2031	20,000	21,343
State of Illinois, 5.00%, 03/01/2031	415,000	443,015
5.00%, 05/01/2031	45,000	47,973
State of Illinois, 5.00%, 12/01/2031	40,000	42,956
State of Illinois, 5.00%, 03/01/2032	340,000	365,044
State of Illinois, 5.00%, 05/01/2032	170,000	182,665
5.00%, 07/01/2032	15,000	16,129
State of Illinois, 5.00%, 12/01/2032	65,000	68,704
State of Illinois, 5.00%, 03/01/2033	200,000	212,565
5.00%, 05/01/2033	155,000	165,718
5.00%, 07/01/2033	40,000	42,788
5.00%, 12/01/2033	20,000	21,582
State of Illinois, 5.00%, 03/01/2034	235,000	248,270
5.00%, 05/01/2034	60,000	64,765
5.00%, 07/01/2034	65,000	69,145
5.00%, 03/01/2035	25,000	26,426
State of Illinois Sales Tax Revenue, 5.00%, 06/15/2032	1,250,000	1,359,762
University of Illinois, 5.50%, 04/01/2034	120,000	130,619
		17,273,358

Indiana - 0.8%
City of Indianapolis Department of Public Utilities Gas Utility Revenue, 5.00%, 08/15/2026	135,000	138,071
Indiana Finance Authority
5.00%, 10/01/2026	40,000	40,999
5.00%, 02/01/2027	165,000	170,170
5.00%, 06/01/2027	355,000	362,945
5.00%, 06/01/2028	125,000	127,671
5.00%, 06/01/2029	70,000	74,607
5.00%, 10/01/2029	20,000	21,640
5.00%, 02/01/2030	90,000	94,301
0.70%, 12/01/2046 (a)	30,000	29,264
2.10%, 11/01/2049 (a)	20,000	19,424
2.25%, 12/01/2058 (a)	210,000	209,156
Indianapolis Local Public Improvement Bond Bank, 5.00%, 06/01/2026	30,000	30,515
		1,318,763

Iowa - 0.7%
Iowa Finance Authority
5.00%, 08/01/2026	45,000	46,038
5.00%, 08/01/2027	280,000	293,169
5.00%, 08/01/2029	15,000	15,569
5.00%, 08/01/2031	30,000	33,345
5.00%, 08/01/2032	400,000	443,111
5.00%, 08/01/2034	25,000	28,083
5.00%, 12/01/2050 (a)	210,000	235,624
		1,094,939

Kansas - 0.8%
State of Kansas Department of Transportation
5.00%, 09/01/2026	355,000	355,736
State of Kansas Department of Transportation, 5.00%, 09/01/2029	775,000	837,270
5.00%, 09/01/2031	15,000	16,633
5.00%, 09/01/2032	20,000	22,370
Wyandotte County Unified School District No 500 Kansas City, 4.00%, 09/01/2034	30,000	30,303
		1,262,312

Kentucky - 1.8%
Kentucky Public Energy Authority
4.00%, 12/01/2049 (a)	35,000	34,913
4.00%, 08/01/2052 (a)	15,000	14,839
5.00%, 05/01/2055 (a)	120,000	124,152
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,010,000	1,036,396
Kentucky State Property & Building Commission, 5.00%, 11/01/2027	60,000	61,787
5.00%, 11/01/2030	20,000	21,736
5.00%, 04/01/2034	1,250,000	1,388,835
5.00%, 10/01/2034	65,000	72,163
Kentucky Turnpike Authority, 5.00%, 07/01/2028	45,000	47,665
Louisville/Jefferson County Metropolitan Government
2.00%, 10/01/2033	65,000	53,098
1.75%, 02/01/2035 (a)	130,000	126,643
5.00%, 10/01/2047 (a)	110,000	116,309
		3,098,536

Louisiana - 1.9%
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2029	200,000	214,043
Louisiana Public Facilities Authority, 5.00%, 05/15/2030	600,000	641,078
Parish of St John the Baptist LA, 2.38%, 06/01/2037 (a)	320,000	313,661
State of Louisiana
5.00%, 05/01/2028	870,000	920,407
5.00%, 09/01/2028	20,000	21,235
5.00%, 02/01/2029	35,000	37,478
5.00%, 09/01/2029	40,000	43,061
5.00%, 09/01/2030	55,000	59,989
5.00%, 09/01/2033	35,000	39,192
5.00%, 02/01/2034	25,000	28,050
State of Louisiana Gasoline & Fuels Tax Revenue
5.00%, 05/01/2029	30,000	32,087
5.00%, 05/01/2031	750,000	823,443
		3,173,724

Maine - 0.8%
Finance Authority of Maine, 5.00%, 07/01/2027	20,000	20,797
Maine Municipal Bond Bank, 5.00%, 11/01/2028	1,275,000	1,361,557
		1,382,354

Maryland - 3.6%
County of Prince George's MD
5.00%, 09/15/2029	105,000	113,886
5.00%, 07/01/2031	80,000	88,979
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2033	750,000	827,203
Maryland Stadium Authority
5.00%, 06/01/2027	265,000	275,143
5.00%, 06/01/2029	750,000	806,616
5.00%, 03/01/2031	115,000	126,212
State of Maryland
5.00%, 08/01/2027	65,000	67,904
5.00%, 03/15/2028	45,000	47,606
5.00%, 08/01/2029	210,000	227,348
5.00%, 03/15/2030	20,000	21,853
5.00%, 03/15/2031	115,000	127,427
5.00%, 08/01/2031	245,000	272,751
5.00%, 06/01/2032	1,140,000	1,283,500
2.00%, 08/01/2032	60,000	52,236
2.13%, 08/01/2033	25,000	21,522
5.00%, 06/01/2034	225,000	248,541
2.25%, 08/01/2034	30,000	25,579
State of Maryland Department of Transportation
5.00%, 10/01/2027	20,000	20,953
4.00%, 10/01/2030	735,000	761,833
3.00%, 11/01/2030	85,000	82,923
3.00%, 09/01/2031	20,000	19,382
2.13%, 10/01/2031	40,000	35,629
2.50%, 10/01/2033	415,000	367,152
3.50%, 10/01/2033	70,000	68,642
		5,990,820

Massachusetts - 1.2%
Commonwealth of Massachusetts
5.00%, 11/01/2031	40,000	44,605
5.00%, 01/01/2033	100,000	104,066
3.00%, 11/01/2034	30,000	28,191
3.00%, 03/01/2035	875,000	819,068
Massachusetts Clean Water Trust, 5.00%, 08/01/2025	30,000	30,019
Massachusetts Development Finance Agency
5.00%, 10/01/2027	25,000	26,237
5.00%, 07/01/2050 (a)	70,000	74,931
Massachusetts Housing Finance Agency
3.35%, 06/01/2027	265,000	264,700
3.05%, 12/01/2027	590,000	589,508
		1,981,325

Michigan - 2.3%
Detroit Regional Convention Facility Authority, 5.00%, 10/01/2032	600,000	659,182
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2029	20,000	21,489
Michigan Finance Authority
5.00%, 04/15/2033	30,000	32,734
3.00%, 11/15/2033	600,000	557,023
Michigan State Building Authority
5.00%, 10/15/2030	215,000	219,521
5.00%, 04/15/2031	235,000	235,665
Michigan State Housing Development Authority
3.10%, 12/01/2031	375,000	356,055
4.50%, 12/01/2042 (a)	25,000	25,126
Michigan State University
5.00%, 08/15/2029	40,000	43,215
5.00%, 02/15/2033	1,000,000	1,119,452
State of Michigan
5.00%, 03/15/2026	190,000	192,632
5.00%, 05/01/2027	15,000	15,598
State of Michigan Trunk Line Revenue
5.00%, 11/15/2030	20,000	22,083
5.00%, 11/15/2031	140,000	156,354
State of Michigan Trunk Line Revenue, 5.00%, 11/15/2032	100,000	110,842
Utica Community Schools, 5.00%, 05/01/2026	55,000	55,918
		3,822,889

Minnesota - 1.5%
City of Rochester MN, 5.00%, 11/15/2034	90,000	101,393
Farmington Independent School District No 192, 5.00%, 02/01/2027	20,000	20,676
Minnesota Public Facilities Authority State Revolving Fund, 5.00%, 03/01/2033	20,000	22,552
Osseo Independent School District No 279, 5.00%, 02/01/2034	95,000	104,091
South Washington County Independent School District No 833, 5.00%, 02/01/2028	150,000	158,158
State of Minnesota
5.00%, 08/01/2026	65,000	66,462
State of Minnesota, 5.00%, 08/01/2028	1,045,000	1,113,761
5.00%, 09/01/2028	95,000	101,412
5.00%, 08/01/2029	420,000	454,525
State of Minnesota, 5.00%, 09/01/2029	115,000	124,809
5.00%, 09/01/2030	20,000	21,997
5.00%, 08/01/2031	20,000	22,277
5.00%, 11/01/2031	105,000	116,569
5.00%, 08/01/2033	60,000	68,215
		2,496,897

Mississippi - 1.2%
State of Mississippi
5.00%, 10/01/2028	10,000	10,445
State of Mississippi, 5.00%, 11/01/2032	175,000	178,212
4.00%, 11/01/2034	20,000	20,035
5.00%, 11/01/2034	50,000	51,388
4.00%, 11/01/2035	1,630,000	1,636,907
5.00%, 11/01/2035	20,000	20,555
West Rankin Utility Authority, 5.00%, 01/01/2048	150,000	157,718
		2,075,260

Missouri - 0.2%
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2028	220,000	230,395
5.00%, 06/01/2031	20,000	21,618
4.00%, 05/01/2051 (a)	70,000	70,235
Missouri State Environmental Improvement & Energy Resources Authority, 2.75%, 09/01/2033	20,000	17,643
		339,891

Montana - 0.1%
City of Forsyth MT, 3.90%, 03/01/2031 (a)	85,000	83,795

Nebraska - 0.3%
Central Plains Energy Project, 4.00%, 12/01/2049 (a)	500,000	500,142
Omaha Public Power District, 5.00%, 02/01/2027	20,000	20,669
		520,811

Nevada - 0.9%
County of Clark Department of Aviation, 5.00%, 07/01/2032	100,000	106,052
County of Clark NV
5.00%, 07/01/2030	80,000	87,268
2.10%, 06/01/2031	105,000	90,875
Las Vegas Valley Water District
5.00%, 06/01/2027	105,000	109,102
5.00%, 06/01/2028	15,000	15,893
5.00%, 06/01/2029	20,000	21,534
5.00%, 06/01/2032	35,000	39,073
5.00%, 06/01/2033	20,000	22,486
5.00%, 06/01/2034	25,000	28,214
State of Nevada, 5.00%, 05/01/2032	25,000	27,921
State of Nevada Highway Improvement Revenue
3.00%, 12/01/2029	780,000	765,906
5.00%, 12/01/2030	50,000	51,492
4.00%, 12/01/2033	80,000	80,016
Truckee Meadows Water Authority, 5.00%, 07/01/2033	20,000	22,527
		1,468,359

New Jersey - 3.1%
New Jersey Economic Development Authority
5.00%, 07/01/2027	25,000	25,695
5.50%, 06/15/2029	55,000	57,084
5.00%, 11/01/2029	90,000	96,430
5.50%, 06/15/2030	65,000	67,463
5.25%, 06/15/2031	35,000	34,940
5.50%, 06/15/2031	140,000	145,305
3.13%, 07/01/2031	255,000	244,545
5.00%, 06/15/2036	175,000	180,327
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/2026 (c)	195,000	184,830
New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/2028	160,000	168,576
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/2028 (c)	200,000	176,686
5.00%, 12/15/2028	20,000	21,213
0.00%, 12/15/2029 (c)	290,000	246,634
5.00%, 06/15/2030	650,000	703,144
0.00%, 12/15/2030 (c)	25,000	20,465
4.10%, 06/15/2031	15,000	15,032
0.00%, 12/15/2031 (c)	20,000	15,733
5.00%, 12/15/2031	100,000	106,223
New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/2032	435,000	474,070
5.25%, 06/15/2032	95,000	105,481
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/2032 (c)	920,000	696,425
5.00%, 12/15/2032	20,000	21,106
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/2033 (c)	165,000	118,090
5.00%, 12/15/2033	230,000	238,236
New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/2034	40,000	42,896
0.00%, 12/15/2034 (c)	80,000	54,920
New Jersey Turnpike Authority
5.00%, 01/01/2027	145,000	149,267
New Jersey Turnpike Authority, 5.00%, 01/01/2031	555,000	577,253
5.00%, 01/01/2033	90,000	93,488
Tobacco Settlement Financing Corp.
5.00%, 06/01/2026	30,000	30,241
5.00%, 06/01/2030	110,000	112,702
		5,224,500

New Mexico - 0.4%
City of Farmington NM, 3.90%, 06/01/2040 (a)	20,000	20,101
New Mexico Finance Authority, 5.00%, 06/15/2028	30,000	31,807
State of New Mexico
5.00%, 03/01/2027	15,000	15,528
5.00%, 03/01/2028	15,000	15,841
5.50%, 03/01/2028	100,000	106,915
State of New Mexico, 5.00%, 03/01/2029	205,000	220,021
5.00%, 03/01/2030	20,000	21,767
5.00%, 03/01/2031	20,000	22,061
5.00%, 03/01/2032	20,000	22,301
State of New Mexico Severance Tax Permanent Fund, 5.00%, 07/01/2028	50,000	53,052
5.00%, 07/01/2029	45,000	48,511
5.00%, 07/01/2030	50,000	54,543
		632,448

New York - 6.3%
City of New York NY
5.00%, 08/01/2027	25,000	26,079
5.00%, 08/01/2029	265,000	269,697
5.00%, 10/01/2031	40,000	44,224
4.00%, 08/01/2032	120,000	119,900
5.00%, 08/01/2032	1,250,000	1,393,960
5.00%, 12/01/2032	90,000	91,738
3.00%, 08/01/2034	160,000	147,349
5.00%, 08/01/2034	20,000	22,151
3.00%, 10/01/2034	60,000	55,241
County of Westchester NY, 4.00%, 12/01/2027	20,000	20,383
Empire State Development Corp.
5.00%, 03/15/2029	155,000	167,282
Empire State Development Corp., 5.00%, 03/15/2030	60,000	65,112
5.00%, 03/15/2033	90,000	95,963
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2027	20,000	20,762
5.00%, 02/15/2031	20,000	22,225
5.00%, 02/15/2032	95,000	97,341
5.00%, 02/15/2033	60,000	61,369
Long Island Power Authority
5.00%, 09/01/2030	20,000	21,977
5.00%, 09/01/2033	35,000	39,678
3.00%, 09/01/2049	35,000	33,574
0.85%, 09/01/2050 (a)	20,000	19,788
1.50%, 09/01/2051 (a)	25,000	24,287
Metropolitan Transportation Authority, 5.00%, 11/15/2028	35,000	36,271
0.00%, 11/15/2032 (c)	40,000	29,973
3.00%, 11/15/2032	80,000	71,765
4.00%, 11/15/2032	85,000	84,957
Metropolitan Transportation Authority Dedicated Tax Fund
3.00%, 11/15/2028	120,000	118,540
0.00%, 11/15/2032 (c)	70,000	52,953
New York City Housing Development Corp.
0.60%, 05/01/2061 (a)	250,000	248,656
3.40%, 11/01/2062 (a)	50,000	49,855
3.70%, 05/01/2063 (a)	15,000	14,994
3.73%, 05/01/2063 (a)	20,000	20,018
3.63%, 11/01/2063 (a)	20,000	20,102
3.80%, 11/01/2063 (a)	35,000	35,299
New York City Municipal Water Finance Authority, 5.00%, 06/15/2029	35,000	37,914
New York City Transitional Finance Authority
5.00%, 05/01/2028	20,000	21,153
5.00%, 11/01/2030	20,000	21,882
5.00%, 05/01/2032	20,000	22,179
5.00%, 11/01/2034	10,000	11,154
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2027	230,000	239,919
5.00%, 07/15/2029	20,000	21,581
5.00%, 07/15/2030	30,000	32,624
New York City Transitional Finance Authority Building Aid Revenue, 5.00%, 07/15/2031	45,000	47,640
3.13%, 07/15/2032	85,000	82,012
5.00%, 07/15/2033	20,000	22,324
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2027	255,000	267,282
5.00%, 11/01/2028	155,000	165,317
5.00%, 11/01/2029	60,000	61,766
3.00%, 08/01/2030	230,000	226,258
5.00%, 11/01/2030	35,000	38,293
3.00%, 02/01/2033	225,000	218,302
3.00%, 02/01/2035	265,000	247,420
New York Liberty Development Corp., 2.10%, 11/15/2032	30,000	25,437
New York State Dormitory Authority, 5.00%, 03/15/2026	255,000	258,623
5.00%, 03/15/2027	105,000	109,077
5.00%, 02/15/2028	130,000	134,788
5.00%, 02/15/2031	40,000	43,246
5.00%, 02/15/2032	310,000	319,664
5.00%, 03/15/2032	165,000	179,181
2.00%, 07/01/2033	345,000	293,250
4.00%, 03/15/2034	20,000	20,108
5.00%, 07/01/2034	20,000	22,114
5.00%, 10/01/2034	20,000	21,625
New York State Housing Finance Agency
0.65%, 11/01/2056 (a)	15,000	14,732
New York State Housing Finance Agency, 2.50%, 11/01/2060 (a)	150,000	146,573
1.00%, 11/01/2061 (a)	5,000	4,784
New York State Housing Finance Agency, 3.10%, 05/01/2062 (a)	275,000	271,704
3.45%, 05/01/2062 (a)	80,000	79,736
New York State Housing Finance Agency, 3.60%, 11/01/2062 (a)	455,000	453,553
3.65%, 11/01/2062 (a)	65,000	64,620
3.75%, 11/01/2062 (a)	20,000	20,059
3.80%, 11/01/2062 (a)	125,000	124,754
New York State Housing Finance Agency, 3.45%, 11/01/2063 (a)	90,000	89,880
3.60%, 11/01/2063 (a)	20,000	20,013
3.88%, 11/01/2063 (a)	45,000	45,051
New York State Thruway Authority
5.00%, 01/01/2032	70,000	78,194
5.00%, 01/01/2033	25,000	28,138
New York Transportation Development Corp., 5.00%, 12/01/2033	35,000	37,109
Port Authority of New York & New Jersey
5.00%, 10/15/2027 (d)	55,000	56,897
4.00%, 12/01/2027	15,000	15,404
Suffolk County Water Authority
3.00%, 06/01/2028	195,000	194,011
3.00%, 06/01/2032	305,000	300,397
Triborough Bridge & Tunnel Authority
5.00%, 11/15/2029	1,035,000	1,126,904
0.00%, 11/15/2030 (c)	135,000	110,451
5.00%, 11/15/2031	20,000	22,287
0.00%, 11/15/2032 (c)	25,000	18,870
5.00%, 11/15/2034	20,000	22,168
5.00%, 05/15/2050 (a)	175,000	177,348
Trust for Cultural Resources of The City of New York
5.00%, 07/01/2031	50,000	55,319
4.00%, 12/01/2033	30,000	30,340
4.00%, 12/01/2034	20,000	20,081
Utility Debt Securitization Authority
5.00%, 06/15/2027	145,000	144,734
5.00%, 06/15/2031	20,000	21,489
3.00%, 12/15/2032	20,000	19,385
		10,670,581

North Carolina - 1.0%
Charlotte-Mecklenburg Hospital Authority
1.95%, 01/15/2048 (a)	20,000	18,227
3.45%, 01/15/2048 (a)	20,000	19,959
3.25%, 01/15/2050 (a)	25,000	24,859
City of Charlotte NC Water & Sewer System Revenue, 5.00%, 07/01/2027	30,000	31,307
City of Raleigh NC Combined Enterprise System Revenue, 5.00%, 09/01/2027	90,000	94,235
County of Guilford NC, 5.00%, 03/01/2035	640,000	731,808
County of Mecklenburg NC, 5.00%, 09/01/2030	20,000	22,018
County of Wake NC, 5.00%, 05/01/2030	95,000	104,222
State of North Carolina
5.00%, 03/01/2026	50,000	50,649
5.00%, 05/01/2027	230,000	239,043
5.00%, 05/01/2029	110,000	118,496
3.00%, 05/01/2031	20,000	19,369
5.00%, 05/01/2031	125,000	138,245
3.00%, 05/01/2033	25,000	23,640
3.00%, 05/01/2034	40,000	37,266
		1,673,343

Ohio - 2.5%
American Municipal Power, Inc., 4.00%, 02/15/2034	20,000	20,067
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2029	235,000	244,576
5.00%, 06/01/2030	20,000	20,956
5.00%, 06/01/2032	25,000	26,045
5.00%, 06/01/2033	115,000	119,335
5.00%, 06/01/2034	125,000	129,142
City of Columbus OH
5.00%, 04/01/2027	30,000	31,144
5.00%, 08/15/2027	40,000	41,845
5.00%, 08/15/2028	75,000	80,023
City of Columbus OH Sewerage Revenue, 5.00%, 06/01/2032	20,000	20,255
County of Cuyahoga OH, 5.00%, 12/01/2026	60,000	61,583
County of Hamilton OH Sales Tax Revenue
4.00%, 12/01/2031	60,000	60,266
4.00%, 12/01/2032	135,000	135,421
Northeast Ohio Regional Sewer District, 5.00%, 11/15/2032	20,000	22,475
Ohio State University, 5.00%, 12/01/2029	45,000	48,926
Ohio Water Development Authority
5.00%, 12/01/2026	110,000	113,342
5.00%, 06/01/2027	80,000	83,299
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 06/01/2027	45,000	46,856
Ohio Water Development Authority Water Pollution Control Loan Fund, 5.00%, 12/01/2027	195,000	202,450
5.00%, 12/01/2029	20,000	21,710
5.00%, 12/01/2030	70,000	72,102
5.00%, 12/01/2032	20,000	22,469
5.00%, 06/01/2033	105,000	113,296
Ohio Water Development Authority Water Pollution Control Loan Fund, 5.00%, 12/01/2033	30,000	33,936
3.00%, 12/01/2034	60,000	55,389
Rickenbacker Port Authority, 5.38%, 01/01/2032	20,000	21,715
State of Ohio
5.00%, 12/15/2025	165,000	166,345
5.00%, 12/15/2026	100,000	102,851
State of Ohio, 5.00%, 01/01/2027	150,000	154,250
5.00%, 02/01/2027	35,000	36,091
5.00%, 05/01/2027	95,000	98,663
4.00%, 09/01/2027	20,000	20,487
5.00%, 09/15/2027	60,000	62,886
5.00%, 12/15/2027	20,000	21,037
5.00%, 05/01/2028	10,000	10,611
5.00%, 12/15/2028	40,000	42,830
5.00%, 09/01/2030	120,000	132,107
5.00%, 10/01/2031	1,240,000	1,376,639
5.00%, 09/01/2032	20,000	22,522
3.25%, 01/01/2035	120,000	112,074
5.00%, 05/01/2039	40,000	41,588
5.00%, 08/15/2054 (a)	25,000	27,076
		4,276,680

Oklahoma - 0.9%
Canadian County Educational Facilities Authority, 3.00%, 09/01/2029	185,000	179,582
Cleveland County Independent School District No 2 Moore, 4.00%, 03/01/2027	135,000	137,029
Cleveland County Independent School District No 29 Norman, 4.00%, 03/01/2027	30,000	30,400
Oklahoma Capitol Improvement Authority
5.00%, 07/01/2027	30,000	31,221
5.00%, 07/01/2029	1,010,000	1,091,133
Oklahoma County Independent School District No 89 Oklahoma City, 3.00%, 07/01/2027	20,000	19,981
Oklahoma Industries Authority, 5.00%, 04/01/2027	25,000	25,808
Tulsa County Industrial Authority, 5.00%, 09/01/2027	60,000	62,570
		1,577,724

Oregon - 0.9%
City of Portland OR Sewer System Revenue
5.00%, 12/01/2030	45,000	49,430
5.00%, 12/01/2032	20,000	22,412
Oregon State Business Development Commission, 3.80%, 12/01/2040 (a)	55,000	55,225
Oregon State Facilities Authority, 5.00%, 07/01/2047	20,000	20,810
State of Oregon
5.00%, 05/01/2027	60,000	62,370
5.00%, 05/01/2028	80,000	84,773
5.00%, 05/01/2029	35,000	37,717
5.00%, 05/01/2030	1,000,000	1,096,929
5.00%, 05/01/2034	20,000	22,339
State of Oregon Department of Transportation, 5.00%, 05/15/2028	15,000	15,902
Tri-County Metropolitan Transportation District of Oregon, 5.00%, 09/01/2041	15,000	15,342
		1,483,249

Pennsylvania - 4.4%
Allegheny County Hospital Development Authority
5.00%, 07/15/2028	345,000	361,351
5.00%, 07/15/2031	200,000	209,985
5.00%, 07/15/2033	10,000	10,416
5.00%, 07/15/2034	20,000	20,765
City of Philadelphia PA Water & Wastewater Revenue, 5.00%, 09/01/2027	20,000	20,848
Commonwealth of Pennsylvania
5.00%, 05/01/2027	20,000	20,779
5.00%, 01/01/2028	470,000	484,425
5.00%, 09/01/2028	15,000	15,964
3.00%, 03/15/2030	70,000	67,907
5.00%, 10/01/2030	20,000	21,930
Commonwealth of Pennsylvania, 5.00%, 08/15/2032	500,000	509,491
5.00%, 09/01/2032	1,350,000	1,512,844
3.00%, 09/15/2033	55,000	51,066
4.00%, 03/01/2034	575,000	581,962
3.00%, 02/01/2035	275,000	254,044
4.00%, 03/15/2035	50,000	49,438
Delaware Valley Regional Finance Authority
5.50%, 08/01/2028	35,000	37,449
4.00%, 03/01/2035	70,000	71,386
Erie City Water Authority, 5.00%, 12/01/2043	25,000	25,685
General Authority of Southcentral Pennsylvania, 5.00%, 06/01/2034	50,000	55,038
Montgomery County Higher Education and Health Authority, 5.00%, 09/01/2033	95,000	99,967
Northampton County General Purpose Authority, 5.00%, 08/15/2034	45,000	48,382
Pennsylvania Economic Development Financing Authority, 5.00%, 03/15/2060 (a)	30,000	31,435
Pennsylvania Housing Finance Agency, 2.80%, 10/01/2031	195,000	181,482
3.20%, 10/01/2031	50,000	48,114
3.20%, 10/01/2032	30,000	28,520
3.45%, 10/01/2032	40,000	39,261
Pennsylvania Turnpike Commission, 4.00%, 06/01/2033	355,000	355,050
Philadelphia Authority for Industrial Development, 5.00%, 07/01/2027	45,000	46,822
Pittsburgh Water & Sewer Authority, 4.00%, 09/01/2034	560,000	566,871
School District of Philadelphia
5.00%, 09/01/2026	60,000	61,326
5.00%, 06/01/2027	55,000	56,943
5.00%, 06/01/2034	80,000	87,932
State Public School Building Authority, 5.00%, 06/01/2031	35,000	35,386
Temple University-of The Commonwealth System of Higher Education, 5.00%, 04/01/2030	1,250,000	1,356,604
University of Pittsburgh-of the Commonwealth System of Higher Education, 5.00%, 02/15/2029	25,000	26,731
		7,453,599

Rhode Island - 0.0%(b)
Rhode Island Health and Educational Building Corp.
5.00%, 09/01/2029	20,000	20,830
5.00%, 05/15/2034	40,000	42,920
		63,750

South Carolina - 1.4%
County of Florence SC, 5.00%, 06/01/2028	20,000	21,185
Greenville County School District, 5.00%, 12/01/2027	15,000	15,751
Patriots Energy Group Financing Agency, 5.25%, 02/01/2054 (a)	650,000	688,772
South Carolina Jobs-Economic Development Authority
5.00%, 11/01/2031	750,000	819,642
5.00%, 04/01/2034	30,000	33,042
South Carolina Public Service Authority, 5.00%, 12/01/2028	750,000	798,126
South Carolina Transportation Infrastructure Bank, 4.00%, 10/01/2033	40,000	40,259
		2,416,777

South Dakota - 0.5%
South Dakota Health & Educational Facilities Authority, 5.00%, 07/01/2031	750,000	814,002

Tennessee - 0.9%
Johnson City Health & Educational Facilities Board
5.00%, 07/01/2031	40,000	42,990
Johnson City Health & Educational Facilities Board, 5.00%, 07/01/2033	130,000	140,461
5.00%, 07/01/2034	20,000	21,357
Knox County Health Educational & Housing Facility Board, 3.95%, 12/01/2027 (a)	20,000	19,981
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 07/01/2028	25,000	26,180
5.00%, 07/01/2033	365,000	395,959
5.00%, 10/01/2034	85,000	96,022
Metropolitan Government of Nashville & Davidson County TN
5.00%, 01/01/2028	95,000	99,912
5.00%, 07/01/2029	25,000	26,464
5.00%, 07/01/2032	90,000	94,476
3.00%, 01/01/2034	40,000	37,307
3.00%, 01/01/2035	40,000	36,727
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, 5.00%, 05/15/2028	35,000	37,105
State of Tennessee
5.00%, 05/01/2028	70,000	74,257
5.00%, 05/01/2029	90,000	97,124
5.00%, 05/01/2030	20,000	21,893
5.00%, 05/01/2032	20,000	22,403
Tennessee Energy Acquisition Corp.
4.00%, 11/01/2049 (a)	70,000	69,859
5.00%, 05/01/2052 (a)	160,000	165,539
		1,526,016

Texas - 12.3%
Board of Regents of the University of Texas System, 5.00%, 08/15/2025	1,215,000	1,219,594
5.00%, 08/15/2026	10,000	10,232
Board of Regents of the University of Texas System, 5.00%, 08/15/2027	75,000	78,279
Board of Regents of the University of Texas System, 5.00%, 08/15/2028	1,065,000	1,134,326
5.00%, 08/15/2030	25,000	27,340
5.00%, 08/15/2033	20,000	22,512
Central Texas Turnpike System
5.00%, 08/15/2033	1,020,000	1,127,755
5.00%, 08/15/2034	20,000	22,084
City of Austin TX, 5.00%, 09/01/2033	70,000	78,491
City of Austin TX Electric Utility Revenue, 5.00%, 11/15/2028	35,000	37,258
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2026	160,000	164,536
5.00%, 11/15/2029	40,000	43,269
City of Dallas TX
5.00%, 02/15/2026	45,000	45,503
5.00%, 02/15/2028	35,000	36,818
5.00%, 02/15/2032	10,000	11,050
City of Dallas TX Hotel Occupancy Tax Revenue, 5.00%, 08/15/2026	25,000	25,473
City of Houston TX, 5.00%, 03/01/2028	15,000	15,433
City of Houston TX Airport System Revenue, 5.00%, 07/01/2029	285,000	298,004
City of Houston TX Combined Utility System Revenue
5.00%, 11/15/2026	1,150,000	1,183,101
5.00%, 11/15/2027	20,000	20,955
0.00%, 12/01/2028 (c)	35,000	31,167
5.75%, 12/01/2032	215,000	251,913
5.00%, 11/15/2034	65,000	73,008
City of San Antonio TX, 5.00%, 08/01/2027	650,000	679,063
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2028	455,000	478,548
5.00%, 02/01/2029	30,000	30,588
5.00%, 02/01/2030	10,000	10,839
5.00%, 02/01/2032	220,000	221,831
2.00%, 02/01/2049 (a)	20,000	18,956
3.65%, 02/01/2053 (a)	225,000	223,759
Clear Creek Independent School District
5.00%, 02/15/2031	55,000	60,480
3.60%, 02/15/2035 (a)	65,000	64,866
Comal Independent School District, 5.00%, 02/15/2028	20,000	21,076
Conroe Independent School District
5.00%, 02/15/2027	90,000	93,122
5.00%, 02/15/2029	30,000	32,175
County of Bexar TX
5.00%, 06/15/2030	60,000	61,137
4.00%, 06/15/2031	20,000	19,956
County of Harris TX
5.00%, 08/15/2025	260,000	260,408
5.00%, 09/15/2026	35,000	35,913
5.00%, 10/01/2027	20,000	20,925
5.00%, 08/15/2030	415,000	422,001
5.00%, 09/15/2032	75,000	83,601
5.00%, 08/15/2033	20,000	20,271
County of Williamson TX, 5.00%, 02/15/2028	20,000	21,023
Cypress-Fairbanks Independent School District
5.00%, 02/15/2026	20,000	20,253
5.00%, 02/15/2027	85,000	87,977
5.00%, 02/15/2028	20,000	21,066
Dallas Area Rapid Transit
5.00%, 12/01/2026	20,000	20,566
5.00%, 12/01/2027	110,000	115,319
5.00%, 12/01/2028	75,000	79,972
5.25%, 12/01/2030	30,000	33,234
Dallas College
5.00%, 02/15/2026	15,000	15,176
5.00%, 02/15/2030	35,000	37,797
5.00%, 02/15/2031	265,000	289,663
Dallas Fort Worth International Airport, 5.00%, 11/01/2028	50,000	53,245
5.00%, 11/01/2031	55,000	60,623
4.00%, 11/01/2034	20,000	20,247
Dallas Independent School District
5.00%, 02/15/2027	90,000	93,153
5.00%, 02/15/2028	20,000	21,109
3.00%, 02/15/2035	145,000	134,214
Denton Independent School District, 5.00%, 08/15/2032	25,000	27,834
Dickinson Independent School District, 3.50%, 08/01/2037 (a)	390,000	388,844
Fort Bend Independent School District
0.88%, 08/01/2050 (a)	80,000	79,438
0.72%, 08/01/2051 (a)	250,000	240,068
Garland Independent School District, 5.00%, 02/15/2034	45,000	50,282
Harris County Cultural Education Facilities Finance Corp., 5.00%, 05/15/2029	30,000	31,662
Harris County Industrial Development Corp., 4.05%, 11/01/2050 (a)	25,000	24,404
Harris County-Houston Sports Authority, 5.00%, 11/15/2027	1,000,000	1,046,242
Houston Independent School District, 4.00%, 06/01/2039 (a)	70,000	69,825
Hurst-Euless-Bedford Independent School District, 5.00%, 08/15/2033	20,000	22,421
Irving Independent School District, 5.00%, 02/15/2033	20,000	22,085
Katy Independent School District, 5.00%, 02/15/2029	20,000	21,414
Leander Independent School District, 5.00%, 02/15/2028	50,000	52,545
Lewisville Independent School District
5.00%, 08/15/2028	20,000	21,245
5.00%, 08/15/2030	415,000	454,477
5.00%, 08/15/2032	40,000	44,507
Lower Colorado River Authority
5.00%, 05/15/2027	70,000	72,626
5.00%, 05/15/2028	210,000	221,716
5.00%, 05/15/2029	225,000	240,962
5.00%, 05/15/2030	10,000	10,837
5.00%, 05/15/2031	1,000,000	1,092,734
5.00%, 05/15/2034	25,000	27,697
Matagorda County Navigation District No 1
2.60%, 11/01/2029	35,000	33,203
4.40%, 05/01/2030	95,000	97,641
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 5.00%, 11/01/2026	430,000	442,060
Midland Independent School District
5.00%, 02/15/2027	25,000	25,863
5.00%, 02/15/2028	20,000	21,071
5.00%, 02/15/2030	50,000	54,246
5.00%, 02/15/2033	20,000	22,370
North East Independent School District, 3.75%, 08/01/2049 (a)	20,000	20,109
North Texas Municipal Water District Water System Revenue, 5.00%, 09/01/2028	20,000	21,235
North Texas Tollway Authority
5.00%, 01/01/2027	625,000	646,183
0.00%, 01/01/2032 (c)	20,000	15,684
5.00%, 01/01/2033	85,000	86,791
0.00%, 01/01/2034 (c)	20,000	14,357
Northside Independent School District
0.70%, 06/01/2050 (a)	160,000	159,600
2.00%, 06/01/2052 (a)	30,000	29,016
Northwest Independent School District, 5.00%, 02/15/2042	50,000	50,600
Permanent University Fund - University of Texas System, 5.00%, 07/01/2034	15,000	16,497
Pflugerville Independent School District, 5.00%, 02/15/2033	15,000	16,486
Plano Independent School District
5.00%, 02/15/2027	55,000	56,787
5.00%, 02/15/2030	110,000	118,791
Prosper Independent School District, 3.00%, 02/15/2053 (a)	105,000	104,659
Round Rock Independent School District, 4.00%, 08/01/2032	60,000	61,395
San Antonio Water System, 5.00%, 05/15/2027	55,000	57,031
Spring Independent School District, 5.00%, 08/15/2028	1,250,000	1,254,625
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 07/01/2032	340,000	365,046
5.00%, 07/01/2053 (a)	490,000	514,179
Tarrant Regional Water District Water Supply System Revenue, 5.00%, 03/01/2030	115,000	124,895
Texas A&M University
5.00%, 05/15/2027	70,000	72,639
5.00%, 05/15/2028	20,000	20,675
5.00%, 05/15/2032	535,000	597,800
5.00%, 05/15/2034	45,000	50,774
Texas Private Activity Bond Surface Transportation Corp., 5.00%, 12/31/2032	20,000	21,035
Texas State University System, 5.00%, 03/15/2029	80,000	82,457
Texas Tech University System, 5.00%, 02/15/2033	20,000	22,398
Texas Transportation Commission
5.00%, 04/01/2026	20,000	20,299
5.00%, 04/01/2031	20,000	22,051
Texas Water Development Board
5.00%, 08/01/2026	30,000	30,675
5.00%, 10/15/2026	25,000	25,676
5.00%, 08/01/2027	10,000	10,427
5.00%, 08/01/2028	40,000	42,475
5.00%, 08/01/2029	100,000	107,853
5.00%, 10/15/2030	55,000	60,311
5.00%, 10/15/2031	20,000	22,193
4.00%, 10/15/2032	95,000	95,717
5.00%, 10/15/2032	10,000	11,195
3.00%, 10/15/2033	165,000	153,156
4.00%, 10/15/2033	65,000	65,339
3.00%, 10/15/2034	30,000	27,352
Trinity River Authority Central Regional Wastewater System Revenue
5.00%, 08/01/2026	65,000	66,409
5.00%, 08/01/2029	325,000	349,204
3.00%, 08/01/2031	40,000	38,866
		20,653,514

Utah - 0.8%
County of Utah UT, 5.00%, 05/15/2060 (a)	135,000	137,104
Intermountain Power Agency
5.00%, 07/01/2026	320,000	322,901
5.00%, 07/01/2027	35,000	36,166
5.00%, 07/01/2031	320,000	347,927
Nebo School District
5.00%, 07/01/2026	50,000	51,050
5.00%, 07/01/2027	15,000	15,629
5.00%, 07/01/2028	50,000	53,052
State of Utah, 5.00%, 07/01/2027	25,000	26,064
University of Utah
5.00%, 08/01/2027	20,000	20,889
5.00%, 08/01/2029	20,000	21,611
5.00%, 08/01/2030	40,000	43,822
Utah Transit Authority
5.00%, 06/15/2028	175,000	174,682
5.00%, 06/15/2029	20,000	19,964
5.00%, 06/15/2031	95,000	94,827
		1,365,688

Virginia - 1.4%
County of Fairfax VA
5.00%, 10/01/2026	100,000	102,552
5.00%, 10/01/2028	25,000	26,718
5.00%, 10/01/2032	20,000	22,387
Fairfax County Industrial Development Authority
5.00%, 05/15/2031	35,000	35,448
5.00%, 05/15/2032	70,000	77,468
Virginia College Building Authority
5.00%, 02/01/2026	20,000	20,229
Virginia College Building Authority, 5.00%, 02/01/2027	160,000	165,303
5.00%, 02/01/2028	15,000	15,800
4.00%, 02/01/2029	315,000	316,506
Virginia College Building Authority, 5.00%, 02/01/2031	375,000	406,313
3.00%, 02/01/2032	50,000	48,250
3.00%, 02/01/2035	160,000	146,580
Virginia Commonwealth Transportation Board
5.00%, 09/15/2026	15,000	15,361
5.00%, 05/15/2027	125,000	129,809
5.00%, 05/15/2029	285,000	306,429
Virginia Housing Development Authority, 3.63%, 07/01/2055 (a)	15,000	14,962
Virginia Public Building Authority
5.00%, 08/01/2030	100,000	109,706
5.00%, 08/01/2031	35,000	38,860
5.00%, 08/01/2033	20,000	21,923
Virginia Public School Authority
5.00%, 04/15/2027	55,000	57,137
5.00%, 08/01/2028	280,000	280,136
		2,357,877

Washington - 5.7%
Benton County School District No 400 Richland, 5.00%, 12/01/2027	25,000	26,215
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2030	270,000	295,249
5.00%, 11/01/2032	45,000	45,261
5.00%, 11/01/2035	95,000	95,551
City of Seattle WA Municipal Light & Power Revenue, 5.00%, 09/01/2031	165,000	172,214
County of King WA, 5.00%, 07/01/2033	30,000	33,859
County of King WA Sewer Revenue
4.00%, 07/01/2030	310,000	311,613
5.00%, 01/01/2032	35,000	39,075
4.00%, 07/01/2032	20,000	20,070
Energy Northwest
5.00%, 07/01/2026	20,000	20,398
5.00%, 07/01/2027	50,000	52,127
5.00%, 07/01/2028	70,000	74,421
5.00%, 07/01/2030	365,000	382,986
Energy Northwest, 5.00%, 07/01/2031	125,000	132,920
5.00%, 07/01/2032	20,000	20,887
5.00%, 07/01/2033	65,000	73,213
Franklin County School District No 1 Pasco, 4.00%, 12/01/2027	20,000	20,543
Grant County Public Utility District No 2 Electric Revenue, 4.00%, 01/01/2026	1,560,000	1,566,581
King County School District No 401 Highline, 5.00%, 12/01/2026	55,000	55,409
King County School District No 411 Issaquah
4.00%, 12/01/2028	35,000	36,179
3.00%, 12/01/2030	30,000	28,952
5.00%, 12/01/2032	90,000	93,230
King County School District No 414 Lake Washington, 5.00%, 12/01/2028	20,000	21,401
Seattle Housing Authority, 1.00%, 06/01/2026	225,000	217,303
Snohomish County Housing Authority, 4.00%, 04/01/2033	1,810,000	1,800,753
Snohomish County School District No 15 Edmonds
5.00%, 12/01/2030	20,000	21,937
5.00%, 12/01/2031	20,000	22,185
5.00%, 12/01/2033	55,000	61,666
Snohomish County School District No 201 Snohomish, 5.00%, 12/01/2028	170,000	182,088
State of Washington
5.00%, 02/01/2026	20,000	20,228
State of Washington, 5.00%, 02/01/2027	90,000	92,998
5.00%, 08/01/2027	45,000	47,020
5.00%, 02/01/2028	25,000	26,379
5.00%, 07/01/2028	20,000	21,263
State of Washington, 5.00%, 08/01/2028	350,000	372,750
State of Washington, 5.00%, 02/01/2029	105,000	112,773
5.00%, 06/01/2029	60,000	64,767
5.00%, 07/01/2029	220,000	221,740
State of Washington, 5.00%, 08/01/2029	105,000	113,674
State of Washington, 5.00%, 02/01/2030	160,000	174,520
4.00%, 07/01/2030	20,000	20,836
State of Washington, 5.00%, 08/01/2030	70,000	76,900
State of Washington, 5.00%, 02/01/2031	185,000	204,351
State of Washington, 5.00%, 08/01/2031	370,000	397,716
5.00%, 08/01/2033	70,000	78,884
5.00%, 08/01/2034	30,000	33,924
State of Washington, 5.00%, 02/01/2035	85,000	91,679
University of Washington, 5.00%, 04/01/2033	1,020,000	1,145,350
Washington Health Care Facilities Authority
4.00%, 10/01/2034	155,000	153,472
5.00%, 01/01/2047	120,000	122,933
5.00%, 08/01/2049 (a)	120,000	120,526
		9,638,969

West Virginia - 0.3%
West Virginia Economic Development Authority, 3.38%, 03/01/2040 (a)	545,000	541,760

Wisconsin - 1.1%
State of Wisconsin, 5.00%, 11/01/2026	220,000	226,232
5.00%, 05/01/2027	25,000	25,988
State of Wisconsin, 5.00%, 05/01/2028	275,000	291,170
State of Wisconsin, 5.00%, 05/01/2029	95,000	100,885
State of Wisconsin, 5.00%, 05/01/2030	385,000	420,524
5.00%, 11/01/2030	185,000	191,434
State of Wisconsin, 5.00%, 05/01/2031	165,000	182,578
State of Wisconsin, 5.00%, 05/01/2032	100,000	111,816
5.00%, 05/01/2033	80,000	90,074
State of Wisconsin Environmental Improvement Fund Revenue, 5.00%, 06/01/2033	55,000	61,882
Wisconsin Department of Transportation
5.00%, 07/01/2030	30,000	32,888
5.00%, 07/01/2031	25,000	27,776
5.00%, 07/01/2032	25,000	28,062
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.75%, 05/01/2054 (a)	35,000	34,920
		1,826,229
TOTAL MUNICIPAL BONDS (Cost $165,097,083)		163,485,334

EXCHANGE TRADED FUNDS - 0.6%	Shares	Value
iShares National Muni Bond ETF (e)	10,035	1,042,135
TOTAL EXCHANGE TRADED FUNDS (Cost $1,069,171)		1,042,135

SHORT-TERM INVESTMENTS - 2.0%		Value
Investments Purchased with Proceeds from Securities Lending - 0.0%(b)	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.44% (f)	1,487	1,487

Money Market Funds - 2.0%	Shares
First American Government Obligations Fund - Class X, 4.23% (f)	3,324,744	3,324,744
TOTAL SHORT-TERM INVESTMENTS (Cost $3,326,231)		3,326,231

TOTAL INVESTMENTS - 99.8% (Cost $169,492,485)		167,853,700
Other Assets in Excess of Liabilities - 0.2%		392,416
TOTAL NET ASSETS - 100.0%		$168,246,116
two		–%

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2025.

(b)	Represents less than 0.05% of net assets.
(c)	Zero coupon bonds make no periodic interest payments.
(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2025, the total value of securities subject to the AMT was $56,897 or 0.0% of net assets.
(e)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $1,454 which represented 0.0% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

ActivePassive Intermediate Municipal Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	–	163,485,334	–	163,485,334
Exchange Traded Funds	1,042,135	–	–	1,042,135
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	1,487
Money Market Funds	3,324,744	–	–	3,324,744
Total Investments	4,366,879	163,485,334	–	167,853,700

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,487 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.